Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Deferred Tax Assets	Components of the Company’s deferred tax assets from the company’s continuing operations as of June 30, 2024 and December 31, 2023 are as follows:
	June 30, 2024	December 31, 2023
	(unaudited)
Net deferred tax assets (liability):
Depreciation and amortization expense	$477	$477
Expected income tax benefit from NOL carry-forwards	623,488	634,425
Less: valuation allowance	(623,965)	(634,902)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Federal Statutory Income Tax Rate and the Effective Income Tax	A reconciliation of the consolidated federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes from the company’s continuing operations for the six months ended June 30, 2024 and 2023 is as follows:
	2024	2023
	(unaudited)	(unaudited)
Federal statutory income tax expense (benefit) rate	(21.00)%	(21.00)%
State statutory income tax (benefit) rate, net of effect of state income tax deductible to federal income tax	(6.98)%	(6.98)%
Change in valuation allowance	27.74%	29.37%
Effective income tax rate	(0.24)%	1.39%
A reconciliation of the consolidated federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes from the company’s continuing operations for the three months ended June 30, 2024 and 2023 is as follows:
	2024	2023
	(unaudited)	(unaudited)
Federal statutory income tax expense (benefit) rate	(21.00)%	(21.00)%
State statutory income tax (benefit) rate, net of effect of state income tax deductible to federal income tax	(6.98)%	(6.98)%
Change in valuation allowance	27.61%	29.72%
Effective income tax rate	(0.37)%	1.74%

Schedule of Income Tax Expense	The provision for income tax expense for the continuing operations for the six months ended June 30, 2024 and 2023 consisted of the following:
	2024	2023
	(unaudited)	(unaudited)
Income tax expense – current	$800	$1,600
Income tax benefit – current	-	-
Total income tax expense	$800	$1,600
The provision for income tax expense for the continuing operations for the three months ended June 30, 2024 and 2023 consisted of the following:
	2024	2023
	(unaudited)	(unaudited)
Income tax expense – current	$800	$1,600
Income tax benefit – current	-	-
Total income tax expense	$800	$1,600